Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 128,166	$ 336,177
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 128,166	123,649
Mining exploitations rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 212,528